Contracted concessional assets (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Contracted Concessional Assets [Abstract]
Contracted concessional assets	$ 7,338,449		$ 8,021,568
Impairment provision based on expected credit losses on contracted concessional financial assets	27,000	$ (24,000)
Solana [Member]
Contracted Concessional Assets [Abstract]
Impairment loss on contracted concessional financial assets	41,000		43,000
Recoverable amount of contracted concessional financial assets value in use	$ 881,000		943,000
Assumed percentage decrease in generation	5.00%
Assumed basis point increase in discount rate	0.50%
Additional impairment loss with increase in discount rate	$ 59,000
Additional impairment loss with increase in discount rate	$ 33,000
Solana [Member] | Bottom of Range [Member]
Contracted Concessional Assets [Abstract]
Discount rate	4.60%
Solana [Member] | Top of Range [Member]
Contracted Concessional Assets [Abstract]
Discount rate	6.30%
Financial assets under IFRIC 12 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	$ 739,084		811,636
Financial assets under IFRS 16 lessor [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	2,808		2,843
Intangible assets under IFRIC 12 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	5,739,251		6,433,194
Intangible assets under IFRS 16 lessee [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	69,871		68,713
Property, plant and equipment under IAS 16 and other intangible assets under IAS 38 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	787,435		705,182
Cost [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	10,492,732		11,019,135
Cost [Member] | Financial assets under IFRIC 12 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	829,083		874,525
Cost [Member] | Financial assets under IFRS 16 lessor [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	2,808		2,843
Cost [Member] | Intangible assets under IFRIC 12 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	8,622,516		9,202,539
Cost [Member] | Intangible assets under IFRS 16 lessee [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	85,932		82,818
Cost [Member] | Property, plant and equipment under IAS 16 and other intangible assets under IAS 38 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	952,393		856,410
Amortization and Impairment [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	(3,154,283)		(2,997,567)
Amortization and Impairment [Member] | Financial assets under IFRIC 12 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	(89,999)		(62,889)
Amortization and Impairment [Member] | Financial assets under IFRS 16 lessor [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	0		0
Amortization and Impairment [Member] | Intangible assets under IFRIC 12 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	(2,883,265)		(2,769,345)
Amortization and Impairment [Member] | Intangible assets under IFRS 16 lessee [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	(16,061)		(14,105)
Amortization and Impairment [Member] | Property, plant and equipment under IAS 16 and other intangible assets under IAS 38 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	$ (164,958)		$ (151,228)